Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by
Section
953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between the ‘‘Compensation Actually Paid” (as computed in accordance with SEC rules) to our principal executive officer (“PEO”) and non-PEO
NEOs (as a group) and certain financial performance measures. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” above. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Fiscal Year	Summary Compensation Table Total for PEO (Benioff)(1)	Compensation Actually Paid to PEO (Benioff)(2)	Summary Compensation Table Total for PEO (Taylor)(3)	Compensation Actually Paid to PEO (Taylor)(4)	Summary Compensation Table Total for PEO (Block)(3)	Compensation Actually Paid to PEO (Block)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ millions)	Relative TSR(10) (percentile)
									Company Total Stockholder Return(7)	Peer Group Total Stockholder Return(8)
2023	$29,868,893	($15,648,986)	$26,792,798	($72,220,776)	—	—	$15,923,619	($7,680,438)	$92.13	$142.05	$208	17th
2022	$28,602,112	$25,056,235	$22,794,415	$31,528,547	—	—	$14,044,452	$16,514,995	$127.60	$183.20	$1,444	41st
2021	$25,740,775	$59,862,429	—	—	$1,232,157	$12,279,756	$13,763,689	$36,808,761	$123.72	$146.11	$4,072	65th

(1)	The dollar amounts reported are the “Total Compensation” amounts reported for our PEO, Marc Benioff, in our Summary Compensation Table above.
(2)
The
dollar amounts reported represent the amount of Compensation Actually Paid to our PEO, Marc Benioff, as
computed
in
accordance
with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Benioff)	FY2023	FY2022	FY2021
Summary Compensation Table Total	$29,868,893	$28,602,112	$25,740,775
Deduction for value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($24,600,163)	($22,500,135)	($20,000,120)
Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$22,328,473	$25,103,385	$38,338,434
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	($31,471,896)	($9,086,562)	$13,077,895
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($11,774,293)	$2,937,435	$2,705,445
Compensation Actually Paid to Mr. Benioff	($15,648,986)	$25,056,235	$59,862,429

(3)
The dollar amounts reported are the “Total Compensation” amounts reported for Bret Taylor, who served as
Co-PEO
from November 30, 2021 through January 31, 2023, in the Summary Compensation Table, and for Keith Block, who served as
Co-PEO
through February 24, 2020, as reported in the Summary Compensation Table included in our proxy statement for our 2021 Annual Meeting of Stockholders.

(4)
The
dollar amounts reported represent the amount of Compensation Actually Paid to our former
Co-PEOs
as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Taylor)	FY2023	FY2022
Summary Compensation Table Total	$26,792,798	$22,794,415	(a)
Deduction for value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($24,600,163)	($20,000,542)
Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$0	$21,613,496
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$0	$563,018
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($17,798,517)	$6,558,160
Prior fiscal year-end fair value for any equity awards forfeited in the fiscal year	($56,614,894)	$0
Compensation Actually Paid to Mr. Taylor	($72,220,776)	$31,528,547
(a)	Mr. Taylor was promoted from our Chief Operating Officer to Co-PEO effective November 30, 2021. In connection with his appointment, his base salary was increased from $1,000,000 to $1,400,000.

Compensation Actually Paid to PEO (Mr. Block)	FY2021
Summary Compensation Table Total	$1,232,157
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$8,161,207
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$2,886,392
Compensation Actually Paid to Mr. Block	$12,279,756

(5)
The dollar amounts reported are the average of the “Total Compensation” amounts reported for the Company’s NEOs as a group excluding our CEO and former
Co-PEOs
for the year(s) in which they served as
Co-PEO
(the “Non-PEO NEOs”) in the Summary Compensation Table in each applicable fiscal year. The Non-PEO NEOs (excluding our PEO and former
Co-PEOs,
as applicable for the fiscal year(s) in which they served as
Co-PEO)
for each applicable year are as follows: (i) for fiscal 2023, Ms. Weaver and Messrs. Harris, Millham, and Tallapragada; (ii) for fiscal 2022, Ms. Weaver and Messrs. Harris, Patterson and Tallapragada; and (iii) for fiscal 2021, Messrs. Hawkins, Patterson, Tallapragada and Taylor.

(6)
The
dollar amounts reported represent the average amount of Compensation Actually Paid to the Non-PEO NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from the average of the amounts of “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	FY2023	FY2022	FY2021
Average Summary Compensation Table Total	$15,923,619	$14,044,452	$13,763,689
Deduction for the average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($13,628,830)	($12,000,260)	($11,518,036)
Average year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$8,514,475	$13,649,601	$21,227,038
Average year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	($11,562,184)	($1,074,764)	$10,285,660
Average year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($6,927,518)	$1,895,966	$3,050,410
Average Compensation Actually Paid to Non-PEO NEOs	($7,680,438)	$16,514,995	$36,808,761

(7)
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of any dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 31, 2020. Historical stock performance is not necessarily indicative of future stock performance.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(10)
The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K of the Exchange Act) is our
one-year
TSR relative to the TSR of each member of the Nasdaq 100 Index as of the beginning of each fiscal year (“Relative TSR”). TSR for this purpose is calculated by comparing the Company’s average closing share price over the 90 calendar days ending on the last day of the fiscal year and the Company’s average closing share price over the 90 calendar days ending on the last day of the end of the prior fiscal year. We use three-year relative TSR as the performance measure for our PRSUs, including for the PRSUs granted in fiscal 2023.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote [Text Block]	The Non-PEO NEOs (excluding our PEO and former
Co-PEOs,
as applicable for the fiscal year(s) in which they served as
Co-PEO)
	for each applicable year are as follows: (i) for fiscal 2023, Ms. Weaver and Messrs. Harris, Millham, and Tallapragada; (ii) for fiscal 2022, Ms. Weaver and Messrs. Harris, Patterson and Tallapragada; and (iii) for fiscal 2021, Messrs. Hawkins, Patterson, Tallapragada and Taylor.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer & Data Processing Index, which is used in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the applicable fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The
dollar amounts reported represent the amount of Compensation Actually Paid to our PEO, Marc Benioff, as
computed
in
accordance
with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Benioff)	FY2023	FY2022	FY2021
Summary Compensation Table Total	$29,868,893	$28,602,112	$25,740,775
Deduction for value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($24,600,163)	($22,500,135)	($20,000,120)
Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$22,328,473	$25,103,385	$38,338,434
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	($31,471,896)	($9,086,562)	$13,077,895
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($11,774,293)	$2,937,435	$2,705,445
Compensation Actually Paid to Mr. Benioff	($15,648,986)	$25,056,235	$59,862,429

(3)
The dollar amounts reported are the “Total Compensation” amounts reported for Bret Taylor, who served as
Co-PEO
from November 30, 2021 through January 31, 2023, in the Summary Compensation Table, and for Keith Block, who served as
Co-PEO
through February 24, 2020, as reported in the Summary Compensation Table included in our proxy statement for our 2021 Annual Meeting of Stockholders.

(4)
The
dollar amounts reported represent the amount of Compensation Actually Paid to our former
Co-PEOs
as computed in accordance with SEC rules, and do not reflect the actual amount of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO (Mr. Taylor)	FY2023	FY2022
Summary Compensation Table Total	$26,792,798	$22,794,415	(a)
Deduction for value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($24,600,163)	($20,000,542)
Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$0	$21,613,496
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$0	$563,018
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($17,798,517)	$6,558,160
Prior fiscal year-end fair value for any equity awards forfeited in the fiscal year	($56,614,894)	$0
Compensation Actually Paid to Mr. Taylor	($72,220,776)	$31,528,547
(a)	Mr. Taylor was promoted from our Chief Operating Officer to Co-PEO effective November 30, 2021. In connection with his appointment, his base salary was increased from $1,000,000 to $1,400,000.

Compensation Actually Paid to PEO (Mr. Block)	FY2021
Summary Compensation Table Total	$1,232,157
Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$8,161,207
Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$2,886,392
Compensation Actually Paid to Mr. Block	$12,279,756

Non-PEO NEO Average Total Compensation Amount	$ 15,923,619	$ 14,044,452	$ 13,763,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,680,438)	16,514,995	36,808,761
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
The
dollar amounts reported represent the average amount of Compensation Actually Paid to the Non-PEO NEOs as computed in accordance with SEC rules, and do not reflect actual amounts of compensation earned or received during the applicable fiscal year. In accordance with SEC rules, these amounts differ from the average of the amounts of “Total Compensation” as set forth in the Summary Compensation Table for each fiscal year as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	FY2023	FY2022	FY2021
Average Summary Compensation Table Total	$15,923,619	$14,044,452	$13,763,689
Deduction for the average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($13,628,830)	($12,000,260)	($11,518,036)
Average year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$8,514,475	$13,649,601	$21,227,038
Average year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	($11,562,184)	($1,074,764)	$10,285,660
Average year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	($6,927,518)	$1,895,966	$3,050,410
Average Compensation Actually Paid to Non-PEO NEOs	($7,680,438)	$16,514,995	$36,808,761

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and
Co-PEO,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years; and (ii) compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between CAP and Net Income
The graph below sets forth the amount of Compensation Actually Paid to our PEO and
Co-PEO,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between CAP and Relative TSR
The graph below sets forth the amount of Compensation Actually Paid to our PEO and
Co-PEO,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and our Relative TSR during the three most recently completed fiscal years. We used three-year relative TSR as our current PRSU performance measure. However, SEC guidance limits the Company-Selected Measure to one-year
periods so we have compared Compensation Actually Paid to annual Relative TSR in the graph below.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR
The graph below (i) sets forth the relationship between the amount of Compensation Actually Paid to our PEO and
Co-PEO,
the average amount of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years; and (ii) compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Computer & Data Processing Index over the same period.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. Below is an unranked list of the most important financial performance measures that we use to link Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance:

• Relative TSR

• Revenue

• Operating Cash Flow

• Non-GAAP Income from Operations

Total Shareholder Return Amount	$ 92.13	127.6	123.72
Peer Group Total Shareholder Return Amount	142.05	183.2	146.11
Net Income (Loss)	$ 208,000,000	$ 1,444,000,000	$ 4,072,000,000
Company Selected Measure Amount	0.17	0.41	0.65
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Income from Operations
Marc Benioff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 29,868,893	$ 28,602,112	$ 25,740,775
PEO Actually Paid Compensation Amount	$ (15,648,986)	25,056,235	59,862,429
PEO Name	Marc Benioff
Mr. Taylor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 26,792,798	22,794,415	0
PEO Actually Paid Compensation Amount	$ (72,220,776)	31,528,547	0
PEO Name	Bret Taylor
Mr. Block [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	0	1,232,157
PEO Actually Paid Compensation Amount	$ 0	0	12,279,756
PEO Name	Keith Block
PEO [Member] | Marc Benioff [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,600,163)	(22,500,135)	(20,000,120)
PEO [Member] | Marc Benioff [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,328,473	25,103,385	38,338,434
PEO [Member] | Marc Benioff [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,471,896)	(9,086,562)	13,077,895
PEO [Member] | Marc Benioff [Member] | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,774,293)	2,937,435	2,705,445
PEO [Member] | Mr. Taylor [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,600,163)	(20,000,542)
PEO [Member] | Mr. Taylor [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	21,613,496
PEO [Member] | Mr. Taylor [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	563,018
PEO [Member] | Mr. Taylor [Member] | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,798,517)	6,558,160
PEO [Member] | Mr. Taylor [Member] | Prior Fiscal YearEnd Fair Value For Any Equity Awards Forfeited In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,614,894)	0
PEO [Member] | Mr. Block [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,161,207
PEO [Member] | Mr. Block [Member] | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,886,392
Non-PEO NEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,628,830)	(12,000,260)	(11,518,036)
Non-PEO NEO [Member] | YearEnd Fair Value Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,514,475	13,649,601	21,227,038
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,562,184)	(1,074,764)	10,285,660
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,927,518)	$ 1,895,966	$ 3,050,410